[LOGO OF GREEN CENTURY FUNDS APPEARS HERE]

                                                                   ANNUAL REPORT

                                                     Green Century Balanced Fund
                                                                   June 30, 1997
                                                       Green Century Equity Fund
                                                                   July 31, 1997
                                    29 Temple Place, Boston, Massachusetts 02111

For information on the Green Century Funds (R), call 1-800-93-GREEN. For information on opening an account, details on account services and information about existing accounts, call 1-800-221-5519. For share price information, call 1-800-882-8316 24 hours a day.
--------------------------------------------------------------------------------
          Dear Green Century Funds Shareholder:

          Founded by non-profit environmental advocacy organizations in 1991, the Green Century Funds are committed to growing the movement for corporate environmental accountability and environmentally responsible investing. In this our sixth Annual Report to our shareholders, we submit for your review an account of our current statistics and progress toward our goals.
          Buoyed by an exceptionally strong stock market, both Green Century Funds produced solid returns last fiscal year. Our Equity Fund's performance was superior compared to that of funds with a similar investment objective and the Balanced Fund's performance was competitive for most of the year. Assets in both funds grew in 1997 and the number of shareholder accounts more than doubled in the last twelve months. We welcome our many new investors to Green Century and thank our long-term shareholders for your continued commitment to environmentally responsible investing.
          Green Century invested new dollars in several proactive companies developing new solutions to environmental problems. We also continued our efforts to promote corporate environmental responsibility by advocating for increased environmental stewardship within some of the companies the Funds hold. Aiding in our efforts to inform environmentally conscious investors of our work, the Green Century Funds received mention in articles on environmentally and socially responsible investing in a variety of publications including Mutual Funds Magazine, the Green Money Journal, Sky (the Delta AirLines in flight magazine), Vegetarian Times magazine, the Los Angeles Times, and the Louisville, KY Courier-Journal.

INVESTMENT PERFORMANCE
          The Green Century Equity Fund's total return for its fiscal year ended July 31, 1997 was 53.14%, exceeding the return for the Standard & Poor's 500 Index (the "S&P 500") of 52.14%, and well ahead of the return for the average growth fund tracked by Lipper Analytical Services, Inc. ("Lipper") of 42.93% for the same period. In comparison to the S&P 500, the Equity Fund benefitted from its underexposure to the tobacco and electric utility industries and its overexposure to the beverages industry. Other factors aiding the Fund were specific asset selection and systematic portfolio timing. Conversely, the Fund suffered from its overexposure to the telephone industry and underexposure to the international oil industry relative to the S&P 500. It was also hurt by its overexposure to stocks with a growth bias and underexposure to companies with substantial foreign income, again relative to the S&P 500.
          For the three year period ended July 31, 1997, the average annual total return for the Fund was 29.52%, just shy of the 30.77% for the S&P 500 and again exceeding the 25.12% for the average growth fund tracked by Lipper. The five year average annual total return was 19.36%, compared to 20.66% for the

S&P 500 and to 17.86% for the average growth fund tracked by Lipper. Since inception on June 3, 1991, the average annual total return for the Green Century Equity Fund was 17.49%.*
          An index fund, the Equity Fund invests primarily in a portfolio invested in the stocks of the 400 socially and environmentally screened companies which compose the Domini Social Index. As of July 31, 1997, 98.49% of the net assets of the Fund were invested in the stocks of the 400 companies.
          The Green Century Balanced Fund's total return for its fiscal year ended June 30, 1997 was 15.22%; the average balanced fund tracked by Lipper returned 19.41% for the same period. After a strong Calendar Year 1996, the Balanced Fund lost ground in the early months of Calendar Year 1997 to funds focused in larger capitalization stocks, which surged during that period. Our Balanced Fund then rebounded in the last two months of the fiscal year when some of the small and intermediate size companies in which it invested recovered.
          For the three year period ended June 30, 1997, the Green Century Balanced Fund's average annual total return was 17.36%, just exceeding the 17.14% for the average balanced fund tracked by Lipper for that period. For the five year period ended June 30, 1997, our Balanced Fund's average annual total return was 10.02%; the Lipper tracked average balanced fund returned 12.94% for the same period. Since inception on March 18, 1992, the average annual total return was 9.15%.
          Green Century and the Balanced Fund's portfolio manager, Winslow Management Company, believe that environmentally sensitive companies may enjoy higher profitability than other companies, due in part to their reduction of risk associated with environmental liabilities, as well as due to the possible strategic advantages offered by environmentally responsible thinking, research, planning and investment. Winslow's recent additions to the Balanced Fund's portfolio include securities of environmentally responsible and performance driven companies such as Waterlink, Inc. and Twinlab Corporation. Waterlink designs and builds water treatment solutions for industrial and municipal customers, a growing need due to economic development throughout the world and the increasing scarcity of usable water. Twinlab's primary business is preventative care; the company manufactures herbal supplements, vitamins, and teas, which are sold through health food stores.**

SHAREHOLDER ACTIVISM
          While all the companies held in the portfolios of the Green Century Funds must meet our standards for environmental corporate responsibility, some of the firms in which we invest could increase their efforts to be better corporate citizens. To that end, Green Century uses its power as a shareholder to advocate for change.
          For two years, Green Century has worked with environmental organizations and investors to persuade the management of Time Warner to convert to totally chlorine-free paper for the company's publications, including TIME Magazine. Because the paper bleaching process is a significant producer of toxins, including carcinogenic dioxins, we have pushed for a sounder environmental policy in paper purchasing at Time. In May, for the second year, Time shareholders voted on a resolution, co-filed by the Green Century Balanced Fund, to urge that Time report on the company's plans to convert to totally chlorine-free paper. This year, unfortunately, our resolution did not garner enough votes to allow us to re-introduce it next year. Green Century will work with our co-filers and others on alternate strategies.
          In June, Thermo Electron shareholders voted whether the company should endorse the CERES Principles, a set of comprehensive public standards for both environmental performance and reporting. The resolution, co-filed by the Green Century Balanced Fund and other concerned investors, did not carry but won sufficient votes to allow us to re-file next year and to continue to press the company to endorse the Principles.
          Invested in a portfolio that owns the stocks of 400 companies, the Equity Fund's portfolio has opportunities to vote its shares on many environmental and social issues. Key among these in the past year was the movement to encourage corporations to endorse the CERES Principles. The Equity Fund's adviser supported shareholder resolutions advocating CERES endorsements at several companies last year, including American Express Company and Kellogg Company.**
          Thank you for your continuing confidence and investment in the Green Century Funds.

          With respect,

          The Green Century Funds

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
* The Green Century Equity Fund, which commenced investment operations in September, 1995, invests all of its investable assets in an existing separate registered investment company which has the same investment objective as the Fund (the "Index Portfolio"). Consistent with regulatory guidance, performance for the period prior to the Fund's inception reflects the performance of the Index Portfolio adjusted to reflect the deduction of the charges and expenses of the Fund.
** As of June 30, 1997, the above named companies composed the following percentages of the portfolio of the Balanced Fund: Waterlink, Inc. 1.77%; Twinlab Corporation 3.27%; Time Warner 0.04%; and Thermo Electron Corporation 2.81%. As of July 31, 1997, the above named companies composed the following percentages of the Index Portfolio in which the Equity Fund is invested:
American Express Company 1.02%; and Kellogg Company 0.49%. The holdings of the Balanced Fund and the Index Portfolio may change due to ongoing management. Lipper Analytical Services, Inc. is a respected mutual fund ranking service. The S&P 500 is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.
This material must be proceeded or accompanied by a current prospectus.
Distributor: Sunstone Distribution Services, LLC. 8/97

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

GREEN CENTURY BALANCED FUND
  INVESTMENT OBJECTIVE--The Green Century Balanced Fund seeks capital growth and income from a diversified portfolio of equity and fixed-income securities. The Fund invests in the securities of environmentally responsible and environmentally proactive companies.
  PORTFOLIO ORIENTATION--The Fund is invested in equity and fixed income securities of performance driven, environmentally responsible companies. Equity holdings focus on growth companies that have earnings growth greater than that of the overall market, a rate of growth that the Fund's portfolio manager believes will ultimately generate superior stock performance. The fixed-income portion of the portfolio is comprised of debt of investment and non-investment grade environmentally responsible companies.
  ECONOMIC ENVIRONMENT--Interest rates remained relatively strong throughout 1996, peaking in May 1997. The Federal Funds rate was also consistent, with one change in March 1997. At that time the Federal Reserve raised the rate 0.25% as a precautionary measure to offset inflation. Inflation, however, has remained tame and the economy grew at a healthy pace. With a strong economy and inflation in check, the economic environment has been conducive to robust stock and bond markets.
  INVESTMENT STRATEGY AND PERFORMANCE--The Balanced Fund's investment advisers believe that environmental responsibility and economic gain go hand in hand. The premise of the Fund is that environmental responsibility enhances corporate profitability, which in turn can produce superior shareholder returns.
  The performance objective of the Fund is to be in the top quartile of all balanced funds. In order to reach this goal, the Fund is positioned in financially driven companies that are profitably selling ecologically sustainable solutions and other companies with clean environmental records. Environmentally sound companies frequently enjoy higher profitability through lower costs and participation in growth markets. In addition, this investment strategy helps to avoid companies at risk due to exposure to environmental liability.
  The Fund's total return for the fiscal year was 15.22%, compared to 19.41% for the average balanced fund tracked by Lipper Analytical Services, Inc. during the same period. For the five years ended June 30, 1997, the Balanced Fund's average annual total return was 10.02%, compared to 12.94% for the average balanced fund tracked by Lipper. The Fund's average annual total return since inception on March 18, 1992 was 9.15%.


                             [GRAPH APPEARS HERE]

                        GROWTH OF A $10,000 INVESTMENT


                 Balanced Fund          S&P 500          Micropal Balanced Fund Index          Micropal Environmental Sector Index
3/31/92                $10,000          $10,000                               $10,000                                      $10,000
6/30/92                 10,015           10,190                                10,120                                        9,083
6/30/93                 10,385           11,580                                11,526                                        9,298
6/30/94                  9,987           11,742                                11,651                                        8,843
6/30/95                 11,486           14,804                                13,463                                       10,483
6/30/96                 14,010           18,653                                15,544                                       12,732
6/30/97                 16,142           25,125                                18,508                                       14,368


The S&P 500 Index is an unmanaged index of 500 stocks.

Past performance is not predictive of future performance.

The Micropal Balanced Fund Index is a time weighted index of the returns of mutual funds that seek to achieve current income, growth of income and principal, and principal preservation through investment in a portfolio composed of bonds, stocks, and money market securities.

The Micropal Environmental Sector Index is a time weighted index of the returns of mutual funds that seek investments primarily in the environmental services sector of the economy.

                          AVERAGE ANNUAL TOTAL RETURN
       ---------------------------------------------------------------------

         One year ended June 30, 1997.............................. 15.22%
       ---------------------------------------------------------------------
         Five years ended June 30, 1997............................ 10.02%
       ---------------------------------------------------------------------
         Inception (March 18, 1992) to June 30, 1997...............  9.15%
       ---------------------------------------------------------------------

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

GREEN CENTURY EQUITY FUND
  INVESTMENT OBJECTIVE--The Green Century Equity Fund seeks long-term total return from a diversified portfolio of stocks which corresponds to the performance of an index consisting of approximately 400 companies which conform to basic standards for environmental and social corporate responsibility.
  PORTFOLIO ORIENTATION--The Fund seeks to achieve its investment objective by investing all its investable assets in the Domini Social Index Portfolio (the "Index Portfolio") which has the same investment objective as the Fund. Like other index funds, the Equity Fund is not actively managed in the traditional investment sense, but rather seeks to track the performance of a broad based index. The Equity Fund thus provides an investor with the opportunity to be nearly fully invested at all times in a broad and diverse portfolio of stocks which meet certain environmental and social criteria.
  In evaluating stocks for inclusion in the index, the Index Portfolio's Adviser considers a company's environmental performance, employee relations, corporate citizenship, and the quality of the company's products and its attitudes with regard to consumer issues. Companies are excluded which, based on data available, derive more than 2% of their gross revenues from the sale of military weapons; derive any revenues from the manufacture of tobacco products or alcoholic beverages; derive any revenues from gambling enterprises; own directly or operate nuclear power plants or participate in businesses related to the nuclear fuel cycle.
  INVESTMENT STRATEGY AND PERFORMANCE--The Equity Fund's managers believe that enterprises which exhibit a social awareness should be better prepared to meet future societal needs for goods and services and may be less likely to incur certain legal liabilities that may be charged when a product or service is determined to be harmful. The Fund's managers also believe that such enterprises should over the long term be able to provide investors with a return that is competitive with enterprises that do not exhibit such social awareness.
  The Fund's total return for its fiscal year was 53.14%, compared to 52.14% for the Standard & Poor's 500 Index (the "S&P 500"). The S&P 500 is an unmanaged securities index. Its performance reflects reinvestment of dividends and distributions but not management and other operating expenses, as does the Fund's performance. For the five years ended July 31, 1997, the Equity Fund's average annual total return was 19.36%, compared to 20.66% for the S&P 500. The Fund's average annual total return since inception on June 3, 1991 was 17.49%.*

                             [GRAPH APPEARS HERE]

                        GROWTH OF A $10,000 INVESTMENT


                                   Equity Fund                  S&P 500
 6/3/91                                $10,000                  $10,000
7/31/91                                  9,987                    9,987
7/31/92                                 11,137                   11,264
7/31/93                                 12,162                   12,249
7/31/94                                 12,425                   12,880
7/31/95                                 15,442                   16,243
7/31/96                                 17,628                   18,934
7/31/97                                 26,996                   28,807

The S&P 500 Index is an unmanaged index of 500 stocks. Performance on the accompanying graph for the S&P 500 commences on May 31, 1991.

Past performance is not predictive of future performance.

                          AVERAGE ANNUAL TOTAL RETURN
       ---------------------------------------------------------------------

         One year ended July 31, 1997.............................. 53.14%
       ---------------------------------------------------------------------
         Five years ended July 31, 1997*........................... 19.36%
       ---------------------------------------------------------------------
         Inception (June 3, 1991) to July 31, 1997*................ 17.49%
       ---------------------------------------------------------------------

* The Green Century Equity Fund, which commenced investment operations in September, 1995, invests all of its investable assets in an existing separate registered investment company which has the same investment objective as the Fund (the "Index Portfolio"). Consistent with regulatory guidance, performance for the period prior to the Fund's inception reflects the performance of the Index Portfolio adjusted to reflect the deduction of the charges and expenses of the Fund.

                          GREEN CENTURY BALANCED FUND
                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 1997
COMMON STOCKS--71.8%

                                                             SHARES     VALUE
TECHNOLOGY--15.3%
Checkpoint Systems, Inc. (b)...............................   25,000 $   406,250
Inso Corp. (b).............................................   15,000     308,437
Intel Corp.................................................      100      14,181
Metrika Systems Corp. (b)..................................   12,500     194,531
Orbital Sciences Corp. (b).................................   15,000     238,125
System Software Associates, Inc. (b).......................   38,000     289,750
Teradyne, Inc. (b)(e)......................................    6,000     235,500
                                                                     -----------
                                                                       1,686,774
                                                                     -----------
ENVIRONMENTAL PRODUCTS & SERVICES--14.2%
Caraustar Industries, Inc..................................    5,000     173,125
Galileo Corp. (b)..........................................   45,000     286,875
Memtec LTD ADR (c).........................................   12,000     324,000
Philip Services Corp. (b)..................................    7,500     119,063
Thermo Electron Corp. (b)..................................    9,000     309,375
Thermo Fibergen, Inc. (b)..................................   15,000     152,813
Waterlink, Inc. (b)........................................   15,000     195,000
                                                                     -----------
                                                                       1,560,251
                                                                     -----------
ENERGY--9.6%
Cairn Energy USA, Inc. (b).................................   25,000     328,125
Calpine Corp. (b)..........................................   17,000     323,000
USX--Delhi Group...........................................   16,300     213,938
Western Gas Resources, Inc. ...............................   10,000     195,000
                                                                     -----------
                                                                       1,060,063
                                                                     -----------
FOOD & BEVERAGE--7.7%
PepsiCo, Inc. .............................................      100       3,756
Puro Water Group, Inc. (b).................................    8,000      46,750
Twinlab Corp. (b)..........................................   15,000     360,000
Whole Foods Market, Inc. (b)...............................    7,500     248,438
Wild Oats Markets, Inc. (b)................................    7,500     191,250
                                                                     -----------
                                                                         850,194
                                                                     -----------
AGRICULTURE--5.6%
Delta & Pine Land Co. .....................................    7,733     275,500
Potash Corp. of
 Saskatchewan (e)..........................................    4,500     337,781
                                                                     -----------
                                                                         613,281
                                                                     -----------
FINANCIAL SERVICES--5.4%
American International Group, Inc..........................    1,500     224,062
Bank Plus Corp. (b)........................................    5,000      54,375
Criimi Mae, Inc. ..........................................   20,000     320,000
                                                                     -----------
                                                                         598,437
                                                                     -----------

                                                           SHARES      VALUE
HEALTH SERVICES & HOSPITAL SUPPLIES--5.0%
Healthplan Services Corp.................................   10,000  $   188,750
Thermo Bioanalysis Corp. (b).............................    7,500      114,375
Vencor, Inc. (b).........................................    6,000      253,500
                                                                    -----------
                                                                        556,625
                                                                    -----------
COMMUNICATIONS--4.7%
Nokia Corp. ADR (c)(e)...................................    5,000      368,750
Octel Communication Corp. (b)............................    6,000      140,625
Time Warner, Inc.........................................      100        4,825
                                                                    -----------
                                                                        514,200
                                                                    -----------
PHARMACEUTICALS--4.3%
Elan Corp. PLC ADR (b)(c)................................    7,500      339,375
Pharmacopeia, Inc. (b)...................................   10,000      132,500
                                                                    -----------
                                                                        471,875
                                                                    -----------
Total Common Stocks (Cost $6,692,611)..............................   7,911,700
                                                                    -----------
CORPORATE BONDS AND NOTES--26.1%
                                                          PRINCIPAL
                                                           AMOUNT
COMMUNICATIONS--6.6%
Allbritton Comm
 9.75%, due 11/30/07..................................... $200,000  $   196,000
GST USA, Inc.
 13.875%, due 12/15/05...................................  300,000      186,750
IXC Communications, Inc.
 12.50%, due 10/01/05....................................  200,000      228,000
Orion Network Systems, Inc.
 0.00%, due 1/15/07......................................  200,000      117,000
                                                                    -----------
                                                                        727,750
                                                                    -----------
FOOD & BEVERAGE--6.4%
Curtice-Burns Foods
 12.25%, due 2/01/05.....................................  200,000      222,500
Homeland Stores, Inc.
 10.00%, due 8/01/03.....................................  250,000      241,250
Specialty Foods Corp.
 10.25%, due 8/15/01.....................................  250,000      243,750
                                                                    -----------
                                                                        707,500
                                                                    -----------
CONSUMER GOODS--5.0%
Brazos Sportswear, Inc.
 10.50%, due 7/01/07.....................................  300,000      297,720
Collins & Aikman Floorcovering Corp.
 10.00%, due 1/15/07 (d).................................  250,000      250,000
                                                                    -----------
                                                                        547,720
                                                                    -----------

                          GREEN CENTURY BALANCED FUND
                     PORTFOLIO OF INVESTMENTS--(CONCLUDED)

                                 JUNE 30, 1997

                                                          PRINCIPAL
                                                           AMOUNT      VALUE
EQUIPMENT--2.3%
Willcox & Gibbs, Inc.
 12.25%, due 12/15/03.................................... $250,000  $   255,312
                                                                    -----------
ENERGY--2.1%
Midland Funding II,
 11.75%, due 7/23/05.....................................  200,000      233,500
                                                                    -----------
ENVIRONMENTAL SERVICES--1.9%
ICF Kaiser International
 13.00%, due 12/31/03....................................  200,000      207,000
                                                                    -----------
PAPER PRODUCTS--1.8%
Repap Wisconsin
 9.875%, due 5/01/06.....................................  200,000      203,000
                                                                    -----------
Total Corporate Bonds and Notes
 (Cost $2,802,553).................................................   2,881,782
                                                                    -----------
SHORT-TERM OBLIGATIONS--5.0%
REPURCHASE AGREEMENTS
Salomon Brothers, 5.50%, dated 06/30/97, due 07/01/97, proceeds
 $553,386 (collateralized by U.S. Treasury securities with maturi-
 ties from 11/15/16 through 08/15/20, value $563,705)..............     553,301
                                                                    -----------
TOTAL INVESTMENTS (A)--102.9%
 (Cost $10,048,465)................................................  11,346,783

WRITTEN OPTIONS--(0.4)%
                                                 NUMBER OF STRIKE
                                                 CONTRACTS  PRICE     VALUE
Nokia Corp.
 Call option, 7/19/97...........................     50    $ 70.00 $   (24,375)
Teradyne, Inc.
 Call option, 7/19/97...........................     60      37.50     (19,125)
Potash Corp. of Saskatchewan
 Call option, 1/17/98...........................     45     100.00      (7,031)
                                                                   -----------
Total Written Options.............................................     (50,531)
                                                                   -----------
Other Liabilities Less Other Assets--(2.5)%.......................    (274,110)
                                                                   -----------
NET ASSETS--100%.................................................. $11,022,142
                                                                   ===========

-------
(a) The cost of securities for federal income tax purposes is $10,048,465, resulting in gross unrealized appreciation and depreciation of $1,666,081 and $367,763 respectively, or net unrealized appreciation of $1,298,318.
(b) Non-income producing security.
(c) Securities whose values are determined or significantly influenced by trading on exchanges not in the United States or Canada. ADR after the name of a foreign holding stands for American Depository Receipt representing foreign securities on deposit with a domestic custodian bank.
(d) Securities that may be resold to "qualified institutional buyers" under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(e) Securities pledged as collateral to cover outstanding call options written at June 30, 1997.
                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                 JUNE 30, 1997

ASSETS:
Investments, at value (cost $10,048,465)............................ $11,346,783
Receivables for:
 Securities sold....................................................     200,931
 Interest and dividends.............................................      96,051
 Capital stock sold.................................................      16,596
                                                                     -----------
   Total assets.....................................................  11,660,361
                                                                     -----------
LIABILITIES:
Payable for securities purchased....................................     565,376
Accrued expenses....................................................      22,312
Written options (premiums received $27,847)(Notes 1 and 3)..........      50,531
                                                                     -----------
   Total liabilities................................................     638,219
                                                                     -----------
NET ASSETS.......................................................... $11,022,142
                                                                     ===========
NET ASSETS CONSIST OF:
Paid-in capital..................................................... $ 9,135,437
Accumulated net realized gain on investments and options written....     557,644
Net unrealized appreciation on investments and options written......   1,275,634
Accumulated undistributed net investment income.....................      53,427
                                                                     -----------
NET ASSETS.......................................................... $11,022,142
                                                                     ===========
SHARES OUTSTANDING..................................................     814,559
                                                                     ===========
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE...... $     13.53
                                                                     ===========

                          GREEN CENTURY BALANCED FUND
                            STATEMENT OF OPERATIONS

                        FOR THE YEAR ENDED JUNE 30, 1997

INVESTMENT INCOME:
Interest income................................................... $  270,252
Dividend income (net of foreign withholding tax of $834)..........     37,963
                                                                   ----------
   Total investment income........................................    308,215
                                                                   ----------
EXPENSES (NOTE 2):
Administrative services fee.......................................    134,417
Investment advisory fee...........................................     67,209
Distribution fee..................................................     22,403
                                                                   ----------
   Total expenses.................................................    224,029
                                                                   ----------
NET INVESTMENT INCOME.............................................     84,186
                                                                   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1):
Net realized gain on:
 Investments......................................................    656,287
 Options written..................................................     45,662
                                                                   ----------
                                                                      701,949
Net increase (decrease) in unrealized appreciation (depreciation)
 of:
 Investments......................................................    681,958
 Options written..................................................    (28,455)
                                                                   ----------
                                                                      653,503
                                                                   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  1,355,452
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............. $1,439,638
                                                                   ==========

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                       FOR THE       FOR THE
                                                     YEAR ENDED    YEAR ENDED
                                                    JUNE 30, 1997 JUNE 30, 1996
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
 Net investment income.............................  $    84,186   $   58,102
 Net realized gain on investments and options writ-
  ten..............................................      701,949    1,045,400
 Net increase in unrealized appreciation of invest-
  ments and options written........................      653,503      271,529
                                                     -----------   ----------
 Net increase in net assets resulting from opera-
  tions............................................    1,439,638    1,375,031
                                                     -----------   ----------
Dividends to shareholders (Note 1):
 From net investment income........................      (67,661)     (58,633)
 From net realized gains...........................   (1,042,169)          --
                                                     -----------   ----------
Total dividends and distributions..................   (1,109,830)     (58,633)
                                                     -----------   ----------
Capital share transactions (Note 4):
 Proceeds from sales of shares.....................    2,238,592    4,331,903
 Reinvestment of dividends and distributions.......      626,390       50,833
 Payments for shares redeemed......................     (387,839)    (774,466)
                                                     -----------   ----------
 Net increase in net assets resulting from capital
  stock transactions...............................    2,477,143    3,608,270
                                                     -----------   ----------
Total Increase in Net Assets.......................    2,806,951    4,924,668
NET ASSETS:
 Beginning of Period...............................    8,215,191    3,290,523
                                                     -----------   ----------
 End of Period (including undistributed net invest-
  ment income of $53,427 and $615 for the years
  ended June 30, 1997, and June 30, 1996 respec-
  tively)..........................................  $11,022,142   $8,215,191
                                                     ===========   ==========

                          GREEN CENTURY BALANCED FUND
                              FINANCIAL HIGHLIGHTS

                                                                      FOR THE PERIOD
                                                                      MARCH 18, 1992
                              FOR THE YEARS ENDED JUNE 30,            (COMMENCEMENT
                          -----------------------------------------   OF OPERATIONS)
                           1997     1996     1995    1994     1993   TO JUNE 30, 1992
Net Asset Value, begin-
 ning of period.........  $ 13.34  $ 11.03  $ 9.68  $10.14   $ 9.84       $10.00
                          -------  -------  ------  ------   ------       ------
Income from investment
 operations:
 Net investment income..     0.12     0.10    0.10    0.07     0.06         0.02
 Net realized and
  unrealized gain (loss)
  on investments........     1.77     2.31    1.35   (0.46)    0.30        (0.16)
                          -------  -------  ------  ------   ------       ------
Total increase (de-
 crease) from investment
 operations.............     1.89     2.41    1.45   (0.39)    0.36        (0.14)
                          -------  -------  ------  ------   ------       ------
Less dividends:
 Dividends from net in-
  vestment income.......    (0.10)   (0.10)  (0.10)  (0.07)   (0.06)       (0.02)
 Dividends from net re-
  alized gains..........    (1.60)      --      --      --       --           --
                          -------  -------  ------  ------   ------       ------
Total decrease from div-
 idends and distribu-
 tions..................    (1.70)   (0.10)  (0.10)  (0.07)   (0.06)       (0.02)
                          -------  -------  ------  ------   ------       ------
Net Asset Value, end of
 period.................  $ 13.53  $ 13.34  $11.03  $ 9.68   $10.14       $ 9.84
                          =======  =======  ======  ======   ======       ======
Total return............    15.22%   21.98%  15.00%  (3.83)%   3.69%       (1.45)%(a)
Ratios/Supplemental da-
 ta:
 Net assets, end of pe-
  riod (in 000's).......  $11,022  $ 8,215  $3,291  $3,151   $2,821       $  547
 Ratio of expenses to
  average net assets....     2.50%    2.50%   2.50%   2.50%    2.50%        2.50%(b)
 Ratio of net investment
  income to average net
  assets................     0.94%    0.85%   0.97%   0.74%    0.85%        1.13%(b)
 Portfolio turnover.....      109%     136%     16%     14%      11%           2%
 Average commission rate
  paid per share........  $0.0646  $0.0628      --      --       --           --

(a) Not annualized
(b) Annualized

                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                  JULY 31,1997

ASSETS:
Investment in Domini Social Index Portfolio, at value (Note 1)...... $5,242,552
Receivable for capital stock sold...................................     37,722
                                                                     ----------
   Total assets.....................................................  5,280,274
                                                                     ----------
LIABILITIES:
Accrued expenses (Note 2)...........................................      4,496
Payable for capital stock redeemed..................................        600
                                                                     ----------
   Total liabilities................................................      5,096
                                                                     ----------
NET ASSETS.......................................................... $5,275,178
                                                                     ==========
NET ASSETS CONSIST OF:
Paid-in capital..................................................... $4,203,791
Distributions in excess of net investment income....................     (2,240)
Accumulated net realized gain on investment.........................      8,086
Net unrealized appreciation on investment...........................  1,065,541
                                                                     ----------
NET ASSETS.......................................................... $5,275,178
                                                                     ==========
SHARES OUTSTANDING..................................................    312,859
                                                                     ==========
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE...... $    16.86
                                                                     ==========

                           GREEN CENTURY EQUITY FUND
                            STATEMENT OF OPERATIONS

                        FOR THE YEAR ENDED JULY 31, 1997

INVESTMENT INCOME FROM INDEX PORTFOLIO:
Investment income from Index Portfolio.............................. $   34,105
Expenses from Index Portfolio.......................................     (5,143)
                                                                     ----------
   Net income from Index Portfolio..................................     28,962
                                                                     ----------
EXPENSES:
Administrative services fee (Note 2)................................     27,359
                                                                     ----------
NET INVESTMENT INCOME...............................................      1,603
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT:
Net realized gain on investment.....................................      6,238
Net increase in unrealized appreciation of investment...............  1,064,623
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT......................  1,070,861
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................ $1,072,464
                                                                     ==========

                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE PERIOD
                                                             SEPTEMBER 13, 1995
                                                  FOR THE     (COMMENCEMENT OF
                                                YEAR ENDED     OPERATIONS) TO
                                               JULY 31, 1997   JULY 31, 1996
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
 Net investment income........................  $    1,603        $  1,702
 Net realized gain on investment..............       6,238           2,672
 Net increase in unrealized appreciation of
  investment..................................   1,064,623             918
                                                ----------        --------
 Net increase in net assets resulting from op-
  erations....................................   1,072,464           5,292
                                                ----------        --------
Dividends to shareholders:
 From net investment income...................      (4,238)         (1,307)
 From net realized gains......................        (824)             --
                                                ----------        --------
                                                    (5,062)         (1,307)
                                                ----------        --------
Capital Share Transactions (Note 4):
 Proceeds from sales of shares................   3,530,696         927,413
 Reinvestment of dividends and distributions..       4,505           1,143
 Payments for shares redeemed.................    (207,152)        (52,814)
                                                ----------        --------
 Net increase in net assets resulting from
  capital share transactions..................   3,328,049         875,742
                                                ----------        --------
Total Increase in Net Assets..................   4,395,451         879,727
NET ASSETS:
 Beginning of period..........................     879,727               0
                                                ----------        --------
 End of period (including distributions in
  excess of net investment income of $2,240
  and undistributed net investment income of
  $395 for the years ended July 31, 1997 and
  July 31, 1996, respectively)................  $5,275,178        $879,727
                                                ==========        ========

                           GREEN CENTURY EQUITY FUND
                              FINANCIAL HIGHLIGHTS

                                                               FOR THE PERIOD
                                                             SEPTEMBER 13, 1995
                                                  FOR THE     (COMMENCEMENT OF
                                                YEAR ENDED     OPERATIONS) TO
                                               JULY 31, 1997   JULY 31, 1996
Net Asset Value, beginning of period..........    $11.04           $10.00
                                                  ------           ------
Income from investment operations:
 Net investment income........................      0.02             0.02
 Net realized and unrealized gain on invest-
  ment........................................      5.84             1.04
                                                  ------           ------
 Total increase from investment operations....      5.86             1.06
                                                  ------           ------
Less dividends:
 Dividends from net investment income.........     (0.03)           (0.02)
 Dividends from net realized gains............     (0.01)              --
                                                  ------           ------
Total decrease from dividends and
 distrubutions................................     (0.04)           (0.02)
                                                  ------           ------
Net Asset Value, end of period................    $16.86           $11.04
                                                  ======           ======
Total return..................................     53.14%           10.64%(a)
Ratios/supplemental data
 Net Assets, end of period (in 000's).........    $5,275           $  880
 Ratio of expenses to average net assets......      1.50%            1.50%(b)
 Ratio of net investment income to average net
  assets......................................      0.07%            0.49%(b)

(a) Not annualized.
(b) Annualized.

                       See Notes to Financial Statements

                   GREEN CENTURY BALANCED FUND/JUNE 30, 1997

                    GREEN CENTURY EQUITY FUND/JULY 31, 1997

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
  Green Century Funds (the "Trust") is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund and the Green Century Equity Fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.
  The Equity Fund invests substantially all of its assets in the Domini Social Index Portfolio (the "Index Portfolio"), an open-end, diversified management investment company having the same investment objective as the Fund. The Equity Fund accounts for its investment in the Index Portfolio as a partnership investment and records its share of the Index Portfolio's income, expenses and realized and unrealized gains and losses daily. The value of such investment reflects the Fund's proportionate interest in the net assets of the Index Portfolio (1.78% at July 31, 1997). The financial statements of the Index Portfolio are included elsewhere in this report and should be read in conjunction with the Equity Fund's financial statements.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trust's significant accounting policies:
  (A) BALANCED FUND INVESTMENT VALUATION: Equity securities listed on national securities exchanges or reported through the NASDAQ system are valued at last sale price. Unlisted securities or listed securities for which last sale prices are not available are valued at the mean between the closing bid and asked prices if such securities are listed on a national exchange, and at the last quoted bid price in the case of securities not listed on a national exchange. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuation furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available are valued at fair value as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
    EQUITY FUND INVESTMENT VALUATION: Valuation of securities by the Index Portfolio is discussed in Note 1 of the Index Portfolio's Notes to Financial Statements which are included elsewhere in this report.
  (B) BALANCED FUND SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income is recognized on the accrual basis and dividend income is recorded on ex-dividend date.
    EQUITY FUND SECURITIES TRANSACTIONS AND INVESTMENT INCOME: The Fund earns income, net of Index Portfolio expenses, daily based on its investment in the Index Portfolio.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

  (C) DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay dividends of net investment income semi-annually and distribute net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Accordingly, at June 30, 1997 for the Balanced Fund, a reclassification was recorded to increase undistributed net investment income and to reduce undistributed net realized gain by $36,287.
  (D) BALANCED FUND OPTIONS WRITTEN: When the Balanced Fund writes a call option or a put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Balanced Fund realizes a gain equal to the amount of the premium originally received. When the Balanced Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise.
           The risk in writing a call option is that the Balanced Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. In addition, the Fund could be exposed to risks if the counterparties to the transaction are unable to meet the terms of the contracts.
  (E) FEDERAL TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for Federal income or excise tax are necessary.

NOTE 2--TRANSACTIONS WITH AFFILIATES
  (A) INVESTMENT ADVISER: Green Century Capital Management, Inc. ("Green Century") is the adviser ("the Adviser") for the Balanced Fund and oversees the portfolio management of the Balanced Fund on a day-to-day basis. For these services, Green Century receives a fee, accrued daily and paid monthly, at an annual rate equal to 0.75% of the Balanced Fund's average daily net assets.
  (B) SUBADVISER: Winslow Management Company ("Winslow"), a division of Eaton Vance Management, is the subadviser for the Balanced Fund. For its services, Winslow is paid a fee by the Adviser at an annual rate equal to 0.40% of the average daily net assets of the Balanced Fund, subject to an adjustment up or down of 0.20% annually. For the year ended June 30, 1997, Green Century accrued fees of $37,023 to Winslow.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

  (C) ADMINISTRATOR: Green Century is the administrator ("the Administrator") of the Green Century Funds. Pursuant to the Administrative Services Agreement, Green Century pays all the expenses of each Fund other than the investment advisory fees, fees under the Distribution Plan, interest, taxes, brokerage costs and other capital expenses, expenses of non-interested trustees (including counsel fees) and any extraordinary expenses. For these services, Green Century receives a fee from the Balanced Fund at an annual rate equal to 1.50% of the Fund's average daily net assets, and receives a fee from the Equity Fund at a rate such that immediately following any payment to the Administrator, the combined total operating expenses of the Fund and the Index Portfolio (including investment advisory and distribution fees and any amortization of organization expenses), on an annual basis, do not exceed 1.50% of the Fund's average daily net assets.
  (D) SUBADMINISTRATOR: Pursuant to a Subadministrative Services Agreement with the Administrator, Signature Broker-Dealer Services, Inc. ("Signature"), as Subadministrator, was responsible for conducting certain day-to-day administration of the Trust subject to the supervision and direction of the Administrator. Signature also pays the salaries of officers of the Trust who are affiliated with Signature. For the year ended June 30, 1997, Green Century accrued fees of $13,442 to Signature relating to services performed on behalf of the Balanced Fund, and for the year ended July 31, 1997, Green Century accrued fees of $2,811 to Signature relating to services performed on behalf of the Equity Fund. Effective July 7, 1997, Sunstone Financial Group, Inc. ("Sunstone") replaced Signature as the Subadministrator of the Funds. For the year ended July 31, 1997, Green Century accrued fees of $2,352 to Sunstone relating to services performed on behalf of the Equity Fund.
  (E) DISTRIBUTION PLAN: The Trust has adopted a Distribution Plan (the "Plan") with respect to the Balanced Fund in accordance with Rule 12b-1 under the Act. The Plan provided that the Balanced Fund pay a fee to Signature, as distributor of shares of the Balanced Fund, at an annual rate not to exceed 0.25% of the Balanced Fund's average daily net assets. The fee is reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the year ended June 30, 1997, the Balanced Fund accrued and paid $22,403 to Signature for services provided pursuant to the Plan. Effective July 7, 1997, Sunstone Distribution Services, LLC, an affiliate of Sunstone, replaced Signature as the Distributor of the Balanced Fund.

NOTE 3--INVESTMENT TRANSACTIONS
  The Balanced Fund's purchases and sales of securities, other than short-term securities, aggregated $11,152,327 and $9,544,784, respectively for the year ended June 30, 1997.
  The Balanced Fund's activity in written options for the year ended June 30, 1997 was as follows:

                                                            PREMIUM   CONTRACTS
Options outstanding at June 30, 1996....................... $  8,302        45
Options written............................................   85,749       688
Options exercised..........................................  (11,099)      (50)
Options expired............................................  (33,800)     (368)
Options closed.............................................  (21,305)     (160)
                                                            --------  --------
Options outstanding at June 30, 1997....................... $ 27,847       155
                                                            ========  ========

  Additions and reductions in the Equity Fund's investment in the Index Portfolio aggregated $3,535,202 and $207,152 for the year ended July 31, 1997.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS--(CONCLUDED)

NOTE 4--CAPITAL SHARE TRANSACTIONS
  Capital share transactions for the Balanced Fund and the Equity Fund were as follows:

                                BALANCED FUND                  EQUITY FUND
                         --------------------------- --------------------------------
                                                                     FOR THE PERIOD
                                                                   SEPTEMBER 13, 1995
                            FOR THE       FOR THE       FOR THE     (COMMENCEMENT OF
                          YEAR ENDED    YEAR ENDED    YEAR ENDED      OPERATIONS)
                         JUNE 30, 1997 JUNE 30, 1996 JULY 31, 1997  TO JULY 31, 1996
Shares sold.............    178,968       379,384       248,224          84,374
Reinvestment of divi-
 dends..................     50,015         4,436           329             101
Shares redeemed.........    (30,384)      (66,302)      (15,392)         (4,777)
                            -------       -------       -------          ------
                            198,599       317,518       233,161          79,698
                            =======       =======       =======          ======

--------------------------------------------------------------------------------

TAX INFORMATION--UNAUDITED
  The federal tax status of distributions per share made to shareholders during each Fund's fiscal year was as follows:

                                             NET
                                 PAYMENT  INVESTMENT  SHORT-TERM     LONG-TERM
                                   DATE     INCOME   CAPITAL GAINS CAPITAL GAINS
Balanced Fund................... 12/30/96   $0.053      $1.088        $0.514
                                  6/27/97   $0.041         --            --
Equity Fund..................... 12/30/96   $0.025      $0.002        $0.005
                                  6/27/97   $0.005         --            --

  For the year ended June 30, 1997 for the Balanced Fund, and for the year ended July 31, 1997 for the Equity Fund, 22% and 100%, respectively, of dividends paid from net investment income (excluding short-term capital gains) qualified for the 70% dividends received deduction available to corporate shareholders.

LOGO

                          INDEPENDENT AUDITORS' REPORT

The Board of Trustees The Green Century Funds:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Green Century Balanced Fund as of June 30, 1997 and the accompanying statement of assets and liabilities of the Green Century Equity Fund as of July 31, 1997, and the related statements of operations for the respective years then ended and the related statements of changes in net assets and financial highlights for each of the years in the two-year period ended June 30, 1997 for the Green Century Balanced Fund and for the year ended July 31, 1997 and for the period from September 13, 1995 (commencement of operations) to July 31, 1996 for the Green Century Equity Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Green Century Balanced Fund's financial highlights for each of the years or periods in the four-year period ended June 30, 1995 were audited by other auditors whose report thereon, dual-dated July 14, 1995 and August 3, 1995, expressed an unqualified opinion on those financial highlights.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned by the Green Century Balanced Fund as of June 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Green Century Balanced Fund at June 30, 1997 and the Green Century Equity Fund at July 31, 1997, the results of their operations for the respective years then ended, changes in their net assets and financial highlights for the two-year period ended June 30, 1997 for the Green Century Balanced Fund and for the year ended July 31, 1997 and the period from September 13, 1995 to July 31, 1996 for the Green Century Equity Fund in conformity with generally accepted accounting principles.

                                   [Signature]

Boston, Massachusetts
August 22, 1997

                         DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                 JULY 31, 1997
COMMON STOCKS--99.1%

                                                            SHARES    VALUE
APPAREL--0.9%
Brown Group, Inc. .........................................  1,400 $     24,500
Hartmarx Corp. (b).........................................  2,300       17,394
Liz Claiborne..............................................  5,300      253,738
Nike, Inc. ................................................ 21,900    1,364,644
Osh Kosh B'Gosh............................................    800       17,100
Phillips-Van Heusen Corp. .................................  1,900       26,600
Reebok International Ltd. (b)..............................  4,100      211,663
Russell Corp. .............................................  2,700       78,806
Springs Industries, Inc. ..................................  1,600       77,400
Stride Rite Corp. .........................................  3,400       46,113
Timberland Co. (b).........................................    600       38,775
V.F. Corp. ................................................  4,800      430,800
                                                                   ------------
                                                                      2,587,533
                                                                   ------------
BANKING--7.8%
Banc One Corp. ............................................ 43,695    2,452,382
BankAmerica Corp. ......................................... 53,900    4,069,250
BankBoston Corp. .......................................... 11,100      942,806
Bankers Trust New York Corp. ..............................  5,800      586,888
Barnett Banks, Inc. ....................................... 15,000      854,063
CoreStates Financial Corp. ................................ 15,600      962,325
Fifth Third Bancorp........................................ 12,050      761,409
First Chicago NBD Corp. ................................... 23,606    1,791,105
J P Morgan & Co. Inc. ..................................... 13,900    1,610,663
Mellon Bank Corp. ......................................... 19,500      983,531
Norwest Corp. ............................................. 28,200    1,778,363
PNC Bank Corp. ............................................ 24,300    1,111,725
SunTrust Banks, Inc. ...................................... 16,600    1,065,512
Vermont Financial Services Corp. ..........................    200       10,100
Wachovia Corp. ............................................ 12,200      786,900
Washington Mutual, Inc. ................................... 18,880    1,305,080
Wells Fargo & Co. .........................................  6,700    1,842,081
                                                                   ------------
                                                                     22,914,183
                                                                   ------------
COMMERCIAL PRODUCTS & SERVICES--1.7%
Avery Dennison Corp. ......................................  7,900      348,588
Cintas Corp. ..............................................  3,400      222,700
DeVry Inc (b)..............................................  2,700       79,313
Deluxe Corp. ..............................................  6,200      206,538
HON Industries, Inc. ......................................  2,300      137,425
Harland (John H.) Co. .....................................  2,300       45,138
Herman Miller, Inc. .......................................  3,600      178,650
Ikon Office Solutions Inc. ................................ 10,000      291,875
Kelly Services.............................................  2,775       83,944
Moore Corp. Ltd. ..........................................  6,300      136,631

                                                             SHARES    VALUE
COMMERCIAL PRODUCTS & SERVICES--CONTINUED
National Service Industries.................................  3,600 $    177,525
New England Business Services, Inc. ........................    800       23,600
Pitney Bowes, Inc. ......................................... 11,000      826,375
Standard Register...........................................  2,000       64,750
Tennant Co. ................................................  1,000       35,500
Xerox Corp. ................................................ 24,500    2,015,125
                                                                    ------------
                                                                       4,873,677
                                                                    ------------
CONSTRUCTION--0.2%
Apogee Enterprises, Inc. ...................................  2,000       42,750
Centex Corp. ...............................................  2,400      133,800
Fleetwood Enterprises, Inc. ................................  2,400       77,850
Granite Construction Inc. ..................................  1,100       22,825
Kaufman & Broad Home Corp. .................................  2,700       57,713
Rouse Co. ..................................................  5,100      151,406
Skyline Corp. ..............................................    500       12,719
TJ International, Inc. .....................................  3,500       85,750
                                                                    ------------
                                                                         584,813
                                                                    ------------
ENERGY--3.0%
ARCO Chemical Co. ..........................................  7,400      334,850
Amoco Corp. ................................................ 37,400    3,515,600
Anadarko Petroleum Corp. ...................................  4,500      314,438
Apache Corp. ...............................................  6,800      239,700
Atlantic Richfield Co. ..................................... 24,400    1,825,426
Consolidated Natural Gas....................................  7,000      405,125
Helmerich & Payne Inc. .....................................  2,100      141,356
Louisiana Land & Exploration Co. ...........................  2,800      197,750
Monterey Resources Inc. ....................................  3,087       47,085
Oryx Energy Co. (b).........................................  8,100      199,969
Pennzoil Co. ...............................................  3,300      257,813
Rowan Companies, Inc. (b)...................................  6,600      216,975
Santa Fe Energy Resources, Inc. (b).........................  7,000       60,375
Sun Co., Inc. ..............................................  5,600      200,550
Western Atlas, Inc. (b).....................................  4,100      326,206
Williams Companies, Inc .................................... 12,000      549,000
                                                                    ------------
                                                                       8,832,218
                                                                    ------------
FINANCIAL SERVICES--5.7%
A.G. Edwards, Inc ..........................................  4,825      203,856
Ahmanson (H. F.) & Company..................................  7,600      404,225
American Express Co......................................... 35,700    2,989,875
Beneficial Corp. ...........................................  4,000      290,000
Block (H. & R.), Inc. ......................................  8,000      306,500

                            PORTFOLIO OF INVESTMENTS

                                 JULY 31, 1997
COMMON STOCKS--CONTINUED

                                                            SHARES     VALUE
FINANCIAL SERVICES--CONTINUED
Dime Bancorp, Inc. ........................................   8,000 $    160,500
Federal Home Loan Mortgage Corporation.....................  52,600    1,896,888
Federal National Mort Association..........................  80,800    3,822,850
First Fed Financial Corp. (b)..............................     600       20,700
Golden West Financial Corp. ...............................   4,300      361,738
Household International Inc. ..............................   8,100    1,048,950
MBIA, Inc. ................................................   3,200      377,600
MBNA, Corp. ...............................................  25,300    1,138,500
Merrill Lynch & Co., Inc. .................................  25,000    1,760,937
Piper Jaffrey Inc. ........................................   1,500       32,156
Schwab (Charles) & Co., Inc. ..............................  13,200      617,925
Student Loan Marketing Association.........................   4,300      644,731
Transamerica Corp. ........................................   5,000      504,375
Value Line, Inc. ..........................................     500       20,250
Wesco Financial Corp. .....................................     400      116,000
                                                                    ------------
                                                                      16,718,556
                                                                    ------------
FOODS & BEVERAGES--9.3%
Ben & Jerry's (b)..........................................     700        9,013
CPC International, Inc. ...................................  10,900    1,045,718
Campbell Soup Co. .........................................  35,100    1,820,813
Coca-Cola Co. ............................................. 188,500   13,053,625
Fleming Companies, Inc. ...................................   2,500       39,844
General Mills, Inc. .......................................  12,200      843,325
Heinz (H. J.) Co. .........................................  27,800    1,284,013
Hershey Foods Corp. .......................................  11,600      640,900
Kellogg Co. ...............................................  15,700    1,442,438
Natures Sunshine Products, Inc. ...........................   1,100       22,550
Odwalla, Inc. (b)..........................................   1,300       13,163
Pepsico, Inc. ............................................. 116,500    4,463,406
Quaker Oats Co. ...........................................  10,500      537,469
Ralston-Purina Group.......................................   8,100      731,025
SUPERVALUE, Inc. ..........................................   4,600      186,300
Smucker (J.M.) Co. ........................................   2,100       50,663
Sysco Corp. ...............................................  13,200      492,525
Tootsie Roll Industries, Inc. .............................   1,779       87,188
Wrigley (Wm) Jr. Co. ......................................   8,800      677,050
                                                                    ------------
                                                                      27,441,028
                                                                    ------------
HEALTH CARE--8.3%
ALZA Corp. (b).............................................   6,400      206,800
Acuson Corp. (b)...........................................   2,000       52,625
Allergan, Inc. ............................................   4,800      153,300
Angelica Corp. ............................................     800       15,400
Becton Dickinson & Co. ....................................   9,300      498,713

                                                            SHARES     VALUE
HEALTH CARE--CONTINUED
Bergen Brunswig Corp. .....................................   3,618 $    107,636
Biomet, Inc. ..............................................   8,400      167,475
Boston Scientific Corp. (b)................................  14,700    1,054,725
Forest Laboratories, Inc. (b)..............................   2,900      131,950
Humana, Inc. (b)...........................................  12,300      299,813
Johnson & Johnson.......................................... 101,300    6,312,256
Manor Care, Inc. ..........................................   4,700      155,100
Marquette Medical Systems, Inc.--Class A (b)...............   1,500       38,625
Medtronic, Inc. ...........................................  18,000    1,570,500
Merck & Co., Inc. .........................................  91,700    9,531,069
Mylan Labs, Inc. ..........................................   9,700      163,688
Oxford Health Plans, Inc. (b)..............................   5,900      495,969
Schering-Plough Corp. .....................................  55,400    3,022,763
St. Jude Medical, Inc. (b).................................   6,900      281,606
Stryker Corp. .............................................   7,400      288,600
Sunrise Medical, Inc. (b)..................................   1,500       22,500
United American Healthcare Corp. (b).......................     300        2,063
                                                                    ------------
                                                                      24,573,176
                                                                    ------------
HOUSEHOLD GOODS--5.0%
Alberto Culver Co.--Class B................................   4,300      120,669
Avon Products, Inc. .......................................  10,000      725,625
Bassett Furniture Industries, Inc. ........................     900       27,000
Black & Decker Corp. ......................................   7,400      311,725
Church & Dwight Co., Inc. .................................   4,400      130,625
Clorox Co. ................................................   3,900      544,538
Colgate-Palmolive Co. .....................................  22,300    1,689,225
Fedders Corp. .............................................   2,700       16,369
Handleman Co. (b)..........................................   2,500       16,094
Harman International Industries............................   1,230       48,893
Hasbro Inc. ...............................................   9,850      302,272
Huffy Corp. ...............................................     700       10,325
Leggett & Platt, Inc. .....................................   7,000      317,625
Mattel, Inc. ..............................................  22,085      767,454
Maytag Corp. ..............................................   7,400      215,988
Newell Co. ................................................  12,100      507,444
Oneida Ltd. ...............................................     800       23,600
Procter & Gamble Co. ......................................  51,300    7,804,012
Rubbermaid, Inc. ..........................................  11,300      294,506
Shaw Industries............................................  10,000      106,875
Snap-On Inc. ..............................................   4,450      183,563
Stanhome, Inc. ............................................   1,100       36,231
Stanley Works..............................................   6,700      303,594
Thomas Industries Inc. ....................................     800       23,700
Whirlpool Corp. ...........................................   5,700      285,000
                                                                    ------------
                                                                      14,812,952
                                                                    ------------

                            PORTFOLIO OF INVESTMENTS

                                 JULY 31, 1997
COMMON STOCKS--CONTINUED

                                                             SHARES    VALUE
INSURANCE--6.6%
Aetna, Inc. ................................................ 11,370 $  1,295,469
American General Corp. ..................................... 18,162      967,127
American International Group................................ 52,400    5,580,600
Chubb Corp. ................................................ 13,200      930,600
Cigna Corp. ................................................  5,600    1,117,200
Cincinnati Financial Corp. .................................  3,995      330,087
General Re Corp. ...........................................  6,100    1,274,138
Hartford Steam Boiler, Inc. ................................  1,600       89,200
Jefferson Pilot Corp. ......................................  5,500      390,844
Lincoln National Corp. .....................................  7,800      554,775
Marsh & McLennan Companies, Inc. ........................... 12,500      967,969
Providian Financial Corp. ..................................  7,100      278,231
ReliaStar Financial Corp. ..................................  2,800      214,725
SAFECO Corp. ...............................................  9,800      469,175
St. Paul Cos. ..............................................  6,300      494,156
Torchmark Corp. ............................................  5,200      414,050
Travelers, Inc. ............................................ 48,500    3,488,969
UNUM Corp. ................................................. 10,700      476,150
USF&G Corp. ................................................  8,400      206,325
                                                                    ------------
                                                                      19,539,790
                                                                    ------------
MEDIA--3.4%
Disney (Walt) Co. .......................................... 51,400    4,153,763
BET Holdings, Inc.--Class A (b).............................    900       36,000
Banta Corp. ................................................  2,350       64,919
Comcast Corp. .............................................. 26,500      601,219
Dow Jones & Co., Inc. ......................................  7,300      315,269
Harcourt General Inc. ......................................  5,200      245,700
King World Productions Inc. ................................  2,700      109,013
Lee Enterprises, Inc. ......................................  3,500       89,688
McGraw-Hill Companies.......................................  7,800      528,938
Media General, Inc.--Class A................................  1,900       67,450
Meredith Corp. .............................................  3,900      107,981
New York Times Co. .........................................  7,300      366,825
R.R. Donnelley & Sons....................................... 11,100      446,081
Scholastic Corp. (b)........................................  2,200       77,550
Tele-Communications, Inc.--Series A (b)..................... 50,100      857,962
Times Mirror Co.--Class A...................................  7,500      409,687
U S West Media Group........................................ 45,900    1,012,669
Viacom Inc.--Class A (b)....................................  4,900      149,756
Washington Post Co. ........................................    800      331,000
                                                                    ------------
                                                                       9,971,470
                                                                    ------------

                                                             SHARES    VALUE
MISCELLANEOUS--1.8%
Cross (A.T.)................................................    900 $      7,988
American Greetings Corp. ...................................  5,800      194,300
Avnet, Inc. ................................................  3,400      223,763
Bemis Co. ..................................................  3,900      179,156
CPI Corp. ..................................................    600       12,225
Case Corp. .................................................  5,600      349,650
Deere & Co. ................................................ 19,200    1,092,000
General Signal..............................................  4,000      196,750
Gibson Greetings Inc. (b)...................................    900       20,363
Hillenbrand Industries Inc. ................................  5,300      243,138
Hunt Manufacturing, Inc. ...................................    600       12,713
Ionics, Inc. (b)............................................  1,400       59,325
Jostens Inc. ...............................................  2,600       67,113
Marriott International, Inc. ...............................  9,600      660,000
Omnicom Group...............................................  6,200      432,838
Polaroid Corp. .............................................  3,400      202,300
Sealed Air Corp. (b)........................................  3,400      159,375
Service Corp. International................................. 18,100      615,400
Sonoco Products Co. ........................................  6,805      226,692
Toro Co. ...................................................    800       29,200
Whitman Corp. ..............................................  7,700      194,425
                                                                    ------------
                                                                       5,178,714
                                                                    ------------
MISCELLANEOUS MANUFACTURING--2.2%
Applied Materials, Inc. (b)................................. 13,700    1,258,687
CLARCOR Inc. ...............................................    900       23,344
Cincinnati Milacron.........................................  2,800       78,400
Crown Cork & Seal, Inc. ....................................  9,800      495,513
Dionex, Corp. (b)...........................................    800       36,500
Fastenal Co. ...............................................  2,700      151,031
Gerber Scientific Inc. .....................................  1,700       35,913
Graco Inc. .................................................  1,450       47,759
Illinois Tool Works Inc. ................................... 18,800      975,250
Isco, Inc. .................................................    300        2,438
James River Corp. ..........................................  6,300      259,481
Kimberly-Clark Corp. ....................................... 42,564    2,157,463
Lawson Prods, Inc. .........................................    800       21,000
Millipore Corp. ............................................  3,300      145,819
Nordson Corp. ..............................................  1,500       91,500
Philip Services (b).........................................  1,527       22,722
Thermo Electron Corp. ...................................... 11,330      387,344
WH Brady Co.--Class A.......................................  1,400       41,475
Watts Industries Inc.--Class A..............................  1,900       47,975
Wellman, Inc. ..............................................  2,200       50,050
Zurn Industries, Inc. ......................................    700       20,694
                                                                    ------------
                                                                       6,350,358
                                                                    ------------

                            PORTFOLIO OF INVESTMENTS

                                 JULY 31, 1997
COMMON STOCKS--CONTINUED

                                                             SHARES    VALUE
RESOURCE DEVELOPMENT--1.9%
Air Products & Chemicals....................................  8,300 $    731,956
Aluminum Company Of America................................. 13,100    1,159,350
Battle Mountain Gold Co. ................................... 17,300       96,231
BetzDearborn Inc............................................  2,000      131,000
Cabot Corp. ................................................  5,200      147,225
Calgon Carbon Corp. ........................................  2,700       36,450
Consolidated Papers, Inc. ..................................  3,400      202,725
Cyprus Amax Minerals Co. ...................................  7,000      177,625
Echo Bay Mines Ltd (b)...................................... 10,600       53,000
Fuller H. B. Co. ...........................................  1,300       67,113
Inland Steell Industries, Inc. .............................  3,600       82,575
Mead Corp. .................................................  3,700      266,400
Morton International Inc.--new.............................. 10,700      357,781
Nalco Chemical..............................................  4,900      199,981
Nucor Corp. ................................................  6,650      412,716
Praxair, Inc. .............................................. 11,900      655,987
Sigma-Aldrich Corp. ........................................  7,800      270,075
Westvaco Corp. .............................................  7,900      264,156
Worthington Industries......................................  7,300      144,632
                                                                    ------------
                                                                       5,456,978
                                                                    ------------
RETAIL--9.6%
Albertson's, Inc. .......................................... 18,900      700,481
American Stores Co. ........................................ 20,900      527,725
Bob Evans Farms.............................................  3,000       49,875
CVS Corp. .................................................. 12,600      716,625
Charming Shoppes Inc. (b)...................................  7,900       46,413
Circuit City Stores.........................................  7,500      271,875
Claire's Stores Inc. .......................................  3,200       68,800
Costco Companies Inc. (b)................................... 15,915      602,781
Dayton-Hudson Corp. ........................................ 16,400    1,059,850
Dillards Inc. Class A Stock.................................  8,600      325,188
Dollar General..............................................  6,659      292,996
Egghead Inc. (b)............................................  1,500        9,563
Gap, Inc. (The)............................................. 20,600      915,413
Giant Food Inc. ............................................  4,400      147,675
Great Atlantic & Pacific Tea Co. ...........................  2,900       79,569
Hannaford Brothers Co. .....................................  3,000      102,375
Hechinger Co.--Class A (b)..................................  3,000        7,875
Home Depot Inc ............................................. 55,449    2,765,519
International Dairy Queen, Inc. (b).........................  1,800       44,550
Kmart Corp. (b)............................................. 36,800      437,000
Kroger Co. (b).............................................. 19,200      567,600
Land's End, Inc. (b)........................................  2,200       65,175
Lillian Vernon Corp. .......................................  1,000       16,750

                                                            SHARES     VALUE
RETAIL--(CONTINUED)
Longs Drugstores Corp. ....................................   2,900 $     78,119
Lowe's Companies, Inc. ....................................  13,100      492,888
Luby's Cafeterias, Inc. ...................................   1,800       35,438
May Department Stores......................................  17,900    1,000,163
McDonald's Corp. ..........................................  52,500    2,821,875
Mercantile Stores Company, Inc. ...........................   2,600      174,688
Nordstrom, Inc ............................................   5,800      328,788
Penney (J.C.) Company, Inc. ...............................  18,600    1,088,100
Ruby Tuesday, Inc. ........................................   1,400       35,613
Ryans Family Steakhouse (b)................................   3,600       31,050
Sears Roebuck..............................................  29,600    1,874,050
Sherwin Williams Co. ......................................  13,000      416,813
Spec's Music, Inc. (b).....................................     200          125
Starbucks Corp. (b)........................................   6,100      249,719
TCBY Enterprises, Inc. ....................................   1,900       13,063
TJX Cos., Inc. ............................................  11,800      352,525
Tandy Corp. ...............................................   4,300      255,581
The Limited, Inc. .........................................  20,400      455,175
The Pep Boys...............................................   4,400      146,300
Toys 'R' Us, Inc. (b)......................................  21,520      733,025
Wal-Mart Stores, Inc. ..................................... 172,400    6,475,775
Walgreen Co. ..............................................  18,600    1,050,900
Wholefoods Market, Inc. (b)................................   3,300      113,850
Woolworth Corp. (b)........................................  10,200      288,788
                                                                    ------------
                                                                      28,334,084
                                                                    ------------
TECHNOLOGY--22.5%
3 Com Corp. (b)............................................  25,100    1,372,656
AT & T Corp. .............................................. 123,700    4,553,706
Advanced Micro Devices (b).................................  10,800      378,675
Amdahl Corp. (b)...........................................   9,300      109,856
American Power Conversion Corp. (b)........................   6,900      171,638
Analog Devices (b).........................................  12,100      380,394
Apple Computer, Inc. (b)...................................   9,600      168,000
Autodesk, Inc. ............................................   3,500      148,313
Automatic Data Processing, Inc. ...........................  22,200    1,098,900
Baldor Electric Co. .......................................   1,900       59,375
Borland International Inc. (b).............................   2,400       19,800
Broderbund Software, Inc. (b)..............................   1,400       30,363
Cisco Systems, Inc. (b)....................................  50,400    4,009,950
Compaq Computer (b)........................................  51,900    2,964,788
Computer Associates Intl Inc. .............................  27,400    1,864,913
Cooper Industries, Inc. ...................................   9,000      500,063
DSC Communications (b).....................................   8,900      262,550
Digital Equipment Corp. (b)................................  11,600      477,775
Grainger (W.W.), Inc. .....................................   3,900      374,400

                            PORTFOLIO OF INVESTMENTS

                                 JULY 31, 1997
COMMON STOCKS--CONTINUED

                                                            SHARES     VALUE
TECHNOLOGY--CONTINUED
Hewlett-Packard Company....................................  77,200 $  5,408,825
Hubbell Inc.--Class B......................................   5,160      245,423
Hutchinson Technology Inc. (b).............................   1,200       36,975
Intel Corp. ............................................... 124,600   11,439,838
International Business Machines............................  75,500    7,984,125
MCI Communications Corp. ..................................  52,000    1,836,250
Merix Corp. (b)............................................     300        5,250
Micron Technology, Inc. ...................................  15,900      774,131
Microsoft Corp. (b)........................................  91,100   12,890,650
Molex Inc. ................................................   9,650      375,747
National Semiconductor Corp. (b)...........................  10,700      337,050
Novell Inc. (b)............................................  26,200      198,546
Perkin-Elmer Corp. ........................................   3,300      269,363
Quarterdeck Corp. (b)......................................   2,900        8,338
Raychem Corp. .............................................   3,100      300,700
Shared Medical Systems Corp. ..............................   1,900      102,600
Solectron Corp. (b)........................................   4,300      339,163
Sprint Corp. ..............................................  32,500    1,608,750
Stratus Computer, Inc. (b).................................   1,900      103,550
Sun Microsystems, Inc. (b).................................  27,900    1,274,681
Tandem Computers, Inc. (b).................................   8,800      258,500
Tektronix, Inc. ...........................................   2,500      154,375
Tellabs, Inc. (b)..........................................  13,600      814,300
Thomas & Betts Corp. ......................................   4,200      239,925
Xilinx, Inc. (b)...........................................   5,600      265,300
                                                                    ------------
                                                                      66,218,470
                                                                    ------------
TRANSPORTATION--1.8%
AMR Corp. (b)..............................................   6,800      731,425
Airborne Freight Corp. ....................................   1,700       83,406
Alaska Air Group, Inc. (b).................................     800       23,650
CSX Corp. .................................................  16,400    1,012,700
Consolidated Freightways Corp. (b).........................   1,700       25,819
Delta Air Lines, Inc. .....................................   5,300      471,038
Federal Express Corp. (b)..................................   8,700      561,694
GATX Corp. ................................................   1,700      104,656
Norfolk Southern Corp. ....................................   9,500    1,052,125
Roadway Express Inc. ......................................   1,600       36,625
Ryder System...............................................   5,600      200,550
Southern New England Telecommunication Corp. ..............   4,900      194,775
Southwest Airlines, Inc. ..................................  11,000      321,062
UAL Corp. (b)..............................................   4,500      369,281
Yellow Corp. (b)...........................................   2,000       54,000
                                                                    ------------
                                                                       5,242,806
                                                                    ------------

                                                             SHARES    VALUE
UTILITIES--6.9%
AGLResources Inc. ..........................................  4,100 $     85,844
American Water Works Co. ...................................  5,900      127,956
Ameritech Corp. ............................................ 41,800    2,818,888
Bell Atlantic Corp. ........................................ 33,300    2,416,331
BellSouth Corp. ............................................ 75,500    3,576,813
Brooklyn Union Gas Co. .....................................  3,900      117,244
CalEnergy, Inc. (b).........................................  4,800      193,500
Citizens Utilities--Class A (b)............................. 13,966      117,846
Connecticut Energy Corp. ...................................    700       15,969
Eastern Enterprises.........................................  1,600       57,300
El Paso Natural Gas Co. ....................................  4,600      265,938
Energen Corp. ..............................................  1,100       39,875
Enron Corp. ................................................ 23,100      876,356
Equitable Resources, Inc. ..................................  2,400       71,550
Frontier Corp. ............................................. 12,400      255,750
Idaho Power Co. ............................................  2,700       87,581
LG&E Energy Corp. ..........................................  4,700      102,519
MCN Corp. ..................................................  5,800      183,788
NICOR, Inc. ................................................  3,900      142,838
NYNXCorp. .................................................. 33,200    1,840,525
Northwestern Public Service Co. ............................  1,500       28,125
Oge Energy Corp. ...........................................  3,100      141,825
Oneok Inc. .................................................  2,000       70,000
Pacific Enterprises.........................................  6,300      210,656
Peoples Energy Corp. .......................................  2,400       92,100
Potomac Electric Power......................................  9,000      200,813
Public Service Co. of Colorado..............................  4,800      199,800
SBC Communications, Inc. ................................... 69,459    4,111,093
Sonat, Inc. ................................................  6,500      324,188
Telephone and Data Systems, Inc. ...........................  4,400      168,850
U S West, Inc. (b).......................................... 36,100    1,319,906
Washington Gas Light........................................  3,300       85,800
                                                                    ------------
                                                                      20,347,567
                                                                    ------------
VEHICLE COMPONENTS--0.5%
Cooper Tire & Rubber Co. ...................................  5,700      142,144
Cummins Engine Co., Inc. ...................................  2,900      227,650
Dana Corp. .................................................  8,000      363,500
Federal-Mogul Corp. ........................................  2,400       84,900
Genuine Parts............................................... 13,600      443,700
Modine Mfg Co. .............................................  2,100       65,625
SPX Corp. (b)...............................................    800       41,600

                            PORTFOLIO OF INVESTMENTS

                                 JULY 31, 1997
COMMON STOCKS--CONTINUED

                                                            SHARES    VALUE
VEHICLE COMPONENTS--CONTINUED
Smith (A.O.) Corp. ........................................ 1,200  $     42,975
Spartan Motors, Inc. ......................................   700         6,213
                                                                   ------------
                                                                      1,418,307
                                                                   ------------
Total Common Stock (cost $200,235,272) (a)........................  291,396,680
Other Assets Less Liabilities--0.9%...............................      962,290
                                                                   ------------
NET ASSETS--100.0%................................................ $292,358,970
                                                                   ============

-------
(a) The aggregate cost for federal income tax purposes is $200,235,272, the aggregate gross unrealized appreciation is $92,193,207, and the aggregate gross unrealized depreciation is $1,031,799, resulting in net unrealized appreciation of $91,161,408.
(b) Non-income producing security.
                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                                 JULY 31, 1997

ASSETS:
Investments at value (Cost $200,235,272) (Note 1)................. $291,396,680
Cash..............................................................    3,566,465
Dividends receivable..............................................      378,347
                                                                   ------------
   Total assets...................................................  295,341,492
                                                                   ------------
LIABILITIES:
Payable for securities purchased..................................    2,932,971
Expense payment fee payable (Note 2)..............................       49,551
                                                                   ------------
   Total liabilities..............................................    2,982,522
                                                                   ------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS.......... $292,358,970
                                                                   ============
NET ASSETS CONSIST OF:
Paid-in capital................................................... $292,358,970
                                                                   ============

                            STATEMENT OF OPERATIONS

                        FOR THE YEAR ENDED JULY 31, 1997

INVESTMENT
 INCOME:
Dividends (net of foreign
 withholding tax of
 $536)...................   $2,657,798
EXPENSES
 (NOTES 1 AND
 2):
Expense payment and spon-
 sorship fees............      417,522
Custody fees offset by
 compensating balances...       70,377
                           -----------
Total expenses...........      487,899
   Fees paid indirectly..      (70,377)
                           -----------
   Net expenses..........      417,522
                           -----------
NET INVESTMENT INCOME....    2,240,276
NET REALIZED
 GAIN ON IN-
 VESTMENTS
 (NOTE 3):
Proceeds from
 sales.......   $2,468,457
Cost of secu-
 rities sold.    2,035,040
               -----------
   Net realized gain on
    investments..........      433,417
NET CHANGE IN
 UNREALIZED
 APPRECIATION
 OF INVEST-
 MENTS:
Beginning of
 year........   16,620,535
End of year..   91,161,408
               -----------
   Net change in
    unrealized apprecia-
    tion of investments..   74,540,873
                           -----------
NET INCREASE IN NET AS-
 SETS RESULTING FROM OP-
 ERATIONS................  $72,214,566
                           ===========

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                       FOR THE        FOR THE
                                                     YEAR ENDED     YEAR ENDED
                                                    JULY 31, 1997  JULY 31, 1996
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income............................. $  2,240,276   $  1,132,780
 Net realized gain on investments..................      433,417        697,337
 Net change in unrealized appreciation of invest-
  ments............................................   74,540,873      6,861,507
                                                    ------------   ------------
 Net increase in net assets resulting from opera-
  tions............................................   77,214,566      8,691,624
                                                    ------------   ------------
Transactions in Investors' Beneficial Interest:
 Additions.........................................  137,135,556     52,533,365
 Reductions........................................  (22,391,710)   (14,827,219)
                                                    ------------   ------------
 Net increase in net assets from transactions in
  investors' beneficial interests..................  114,743,846     37,706,146
                                                    ------------   ------------
Total Increase in Net Assets.......................  191,958,412     46,397,770
NET ASSETS:
 Beginning of year.................................  100,400,558     54,002,788
                                                    ------------   ------------
 End of year....................................... $292,358,970   $100,400,558
                                                    ============   ============

                              FINANCIAL HIGHLIGHTS

                                FOR THE YEAR ENDED JULY 31,
                              -------------------------------------------------
                               1997         1996        1995     1994     1993
Ratio of net investment in-
 come to average net assets..  1.34%(1)     1.48%(1)    1.85%(2) 2.13%(2) 1.88%
Ratio of total expenses to
 average net assets..........  0.29%(1)(3)  0.59%(1)(3) 0.43%(2) 0.29%(2) 0.29%
Portfolio turnover...........     1%           5%           6%      8%       4%
Average commission rate paid
 per share................... $0.05        $0.05           --       --       --

(1) Had the Expense Payment Agreement and Sponsor Arrangement not been in place, the ratios of net investment income and total expenses to average net assets for the years ended July 31, 1997 and July 31, 1996 would have been 1.34% and 0.25% and 1.14% and 0.85% respectively.
(2) Reflects a voluntary waiver of fees by the Administrator and Adviser due to the limitations set forth in the Expense Reimbursement Agreement. Had the Administrator and Adviser not waived their fees, the ratios of net investment income and expenses to average net assets for the years ended July 31, 1995 and 1994 would have been 1.75% and 0.53% and 2.00% and 0.42%
    respectively.
(3) Ratio of total expenses to average net assets for the years ended July 31, 1997 and 1996 include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.25% and 0.50% for the years ended July 31, 1997 and 1996, respectively.

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                                 JULY 31, 1997

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
  Domini Social Index Portfolio (the "Index Portfolio") is registered under the Investment Company Act of 1940 (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Index Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini Social Index (the "Index"), which is a common stock index developed and maintained by Kinder, Lydenberg, Domini & Co., Inc. ("KLD"), the Index Portfolio's Adviser. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Index Portfolio. The Index Portfolio commenced operations upon effectiveness on August 10, 1990 and began investment operations on June 3, 1991.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Index Portfolio's significant accounting policies.
(A) VALUATION OF INVESTMENTS: The Index Portfolio values securities at the last reported sale price, or at the last reported bid price if no sales are reported.
(B) DIVIDEND INCOME: Dividend income is recorded on the ex-dividend date.
(C) FEDERAL TAXES: The Index Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for Federal taxes is deemed necessary.
(D) OTHER: Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.
NOTE 2--TRANSACTIONS WITH AFFILIATES
(A) INVESTMENT ADVISORY FEES: The Index Portfolio has retained KLD as the Investment Adviser of the Index Portfolio. The services provided by KLD consist of the determination of the stocks to be included in the Index and evaluating, in accordance with KLD's criteria, debt securities which may be purchased by the Index Portfolio. For its services under the Investment Advisory Agreement, KLD receives from the Index Portfolio a fee accrued daily at an annual rate equal to 0.025% of the Index Portfolio's average daily net assets. Prior to October 4, 1996, KLD received an investment advisory fee accrued daily at an annual rate equal to 0.050% of the Index Portfolio's average daily net assets.
(B) INVESTMENT MANAGEMENT FEES: The Index Portfolio has retained Mellon Equity Associates ("MEA") as the Investment Manager of the Index Portfolio. MEA does not determine the composition of the Index. Under the Management Agreement, the Index Portfolio pays MEA an investment management fee equal on an annual basis to 0.10% of the Index Portfolio's average daily net assets. Prior to October 4, 1996 MEA received a fee based on the following percentages of the Index Portfolio's average daily net assets; 0.10% of assets up to $50 million; 0.30% of assets between $50 million and $100 million; 0.20% of assets between $100 million and $500 million; and 0.15% of assets over $500 million.
(C) SPONSOR FEES: Pursuant to a Sponsorship Agreement dated November 6, 1996, KLD agreed to pay all of the ordinary operating expenses of the Index Portfolio except the sponsorship fee and excluding brokerage fees and commissions, interest, taxes and extraordinary expenses. Under this arrangement, KLD receives sponsorship fees from the Index Portfolio at an annual rate equal to 0.20% of the average daily net assets of the Index Portfolio. From October 4, 1996 to November 5, 1996 the Administrator, Signature Broker-Dealer Services, Inc. ("Signature"), received expense payment fees from the Index Portfolio at an annual rate equal to 0.20% of the average daily net assets of the Index Portfolio, and prior to October 4, 1996, at an annual rate equal to 0.50% of the average daily net assets of the Index Portfolio. The Sponsorship Arrangement will terminate on December 31, 1999. For the year ended July 31, 1997, the Sponsor and Administrator incurred approximately $370,950 in expenses on behalf of the Index Portfolio.
(D) ADMINISTRATION FEES: Pursuant to an Administrative Services Agreement between KLD and Signature, Signature serves as Administrator of the Index Portfolio. Certain officers of Signature serve as officers and trustees to the Index Portfolio. Under the Administrative Services Agreement, Signature provides management and administrative services necessary for the operations of the Index Portfolio, furnishes office space and facilities required for conducting the business of the Index Portfolio and pays the compensation of the Index Portfolio's officers and trustees affiliated with Signature. For these services Signature receives from KLD a fee accrued daily at an annual rate equal to 0.025% of the Index Portfolio's average daily net assets.
NOTE 3--INVESTMENT TRANSACTIONS
  Purchase and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $119,258,928 and $2,468,458, respectively. Custody fees of the Portfolio were reduced by $70,377 which was compensation for uninvested cash left on deposit with the custodian. Cash balances could have been employed to earn additional income for the Portfolio.

NOTE 4--MANAGEMENT RESTRUCTURING

  On June 30, 1997, the Board of Trustees (the "Board") of the Index Portfolio voted to approve certain management changes (the "Management Restructuring") in order to provide for a more centralized management structure. The Management Restructuring includes the Index Portfolio, subject to shareholder approval, entering into a new management agreement with Domini Social Investments LLC to provide investment supervisory and administrative services and a new submanagement agreement with MEA to manage the investments of the Index Portfolio on a day to day basis.

  In connection with the Management Restructuring, the Board has also approved the termination of the existing Sponsorship Agreement with KLD, including the expense payment arrangements.

[LOGO OF KPMG PEAT MARWICK LLP APPEARS HERE]

                          INDEPENDENT AUDITORS' REPORT

The Board of Trustees Domini Social Index Portfolio:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Domini Social Index Portfolio (the "Portfolio") as of July 31, 1997, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned by the Portfolio as of July 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Domini Social Index Portfolio at July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended in conformity with generally accepted accounting principles.

                                    [Signature]

Boston, Massachusetts
August 22, 1997

                                      [LOGO OF GREEN CENTURY FUNDS APPEARS HERE]

                                                                   Annual Report



                                                                        Balanced
                                                                            Fund
                                                                   June 30, 1997

                                                                          Equity
                                                                            Fund
                                                                   July 31, 1997

--------------------------------------------------------------------------------

INVESTMENT ADVISER (BALANCED FUND) AND ADMINISTRATOR
Green Century Capital Management, Inc.
29 Temple Place
Boston, MA 02111
1-800-93-GREEN

INVESTMENT SUBADVISER (BALANCED FUND)
Winslow Management Company
24 Federal Street
Boston, MA 02110

INVESTMENT ADVISER (INDEX PORTFOLIO)
Kinder, Lydenberg, Domini & Co., Inc.
129 Mt. Auburn Street
Cambridge, MA 02138

PORTFOLIO INVESTMENT MANAGER (INDEX PORTFOLIO)
Mellon Equity Associates
500 Grant Street, Suite 3700
Pittsburgh, PA 15258-0001

COUNSEL TO INDEPENDENT TRUSTEES OF THE FUNDS
Debevoise & Plimpton
555 13th Street, N.W.
Washington, DC 20004

SUBADMINISTRATOR AND DISTRIBUTOR
Sunstone Financial Group, Inc.
(Subadministrator)
Sunstone Distribution Services,
LLC (Distributor)
207 East Buffalo Street
Milwaukee, WI 53202

TRANSFER AGENT AND CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

COUNSEL TO GREEN CENTURY CAPITAL MANAGEMENT, INC.
Goulston & Storrs
400 Atlantic Avenue
Boston, MA 02110

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

------------------------------------------------------------------------

[LOGO OF GREEN CENTURY FUNDS APPEARS HERE]